Schedule - Valuation and Qualifying Accounts (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Valuation and Qualifying Accounts [Abstract]
Valuation allowances on deferred tax assets written off against the deferred tax assets	$ 2,416	$ 9,231	$ 2,235
Accounts receivable allowances written off against related accounts receivables	3,008	$ 12,727
Accounts receivable allowances were netted against deferred revenue	$ 5,291